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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds II

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—96.6%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
Lockheed Martin Corp.	82,297	$20,683,705
AIRLINES—0.4%
Southwest Airlines Co.	398,167	20,828,116
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	442,853	26,332,039
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Hanesbrands, Inc.	370,236	8,778,295
Kate Spade & Co.*	1,120,558	20,741,529
PVH Corp.	355,695	33,367,748
		62,887,572
APPAREL RETAIL—0.3%
The TJX Cos., Inc.	216,620	16,229,170
APPLICATION SOFTWARE—3.3%
Adobe Systems, Inc.*	518,637	58,803,063
Autodesk, Inc.*	353,656	28,766,379
salesforce.com, Inc.*	996,203	78,799,657
		166,369,099
ASSET MANAGEMENT & CUSTODY BANKS—0.1%
WisdomTree Investments, Inc.	707,680	7,289,104
AUTO PARTS & EQUIPMENT—0.4%
Delphi Automotive PLC.	313,044	21,931,863
BIOTECHNOLOGY—5.4%
ACADIA Pharmaceuticals, Inc.*	462,682	16,004,170
Alexion Pharmaceuticals, Inc.*	228,717	29,888,738
Biogen, Inc.*+	145,192	40,253,030
BioMarin Pharmaceutical, Inc.*	171,528	15,030,999
Celgene Corp.*	698,762	81,161,206
Gilead Sciences, Inc.	66,707	4,832,922
Incyte Corp.*	416,747	50,513,904
TESARO, Inc.*	33,644	5,478,589
Vertex Pharmaceuticals, Inc.*+	394,800	33,901,476
		277,065,034
BREWERS—1.3%
Molson Coors Brewing Co., Cl. B	668,619	64,535,106
BROADCASTING—1.1%
CBS Corp., Cl. B	890,883	57,453,045
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC.	663,238	29,169,207
CABLE & SATELLITE—3.2%
Charter Communications, Inc., Cl. A*	65,935	21,359,643
Comcast Corporation, Cl. A	1,881,005	141,865,397
		163,225,040
CASINOS & GAMING—0.2%
Red Rock Resorts, Inc., Cl. A	459,846	10,797,184
COMMUNICATIONS EQUIPMENT—0.6%
Palo Alto Networks, Inc.*	210,647	31,083,071

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—0.2%
Allison Transmission Holdings, Inc.	267,990	$9,374,290
CONSUMER FINANCE—0.4%
LendingClub Corp.*	3,014,352	18,598,552
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Visa, Inc., Cl. A+	2,343,953	193,868,353
DIVERSIFIED BANKS—0.7%
JPMorgan Chase & Co.	158,361	13,402,092
Wells Fargo & Co.	416,646	23,469,669
		36,871,761
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
AMETEK, Inc.	400,986	20,490,385
FINANCIAL EXCHANGES & DATA—1.2%
IntercontinentalExchange Group, Inc.	934,640	54,545,590
S&P Global, Inc.	44,138	5,304,505
		59,850,095
FOOD DISTRIBUTORS—0.5%
Performance Food Group Co.*	1,086,799	24,072,598
FOOTWEAR—0.3%
NIKE, Inc., Cl. B	324,001	17,139,653
HEALTH CARE EQUIPMENT—3.0%
Boston Scientific Corp.*	925,032	22,256,270
Danaher Corp.	431,439	36,206,361
DexCom, Inc.*	469,721	37,178,417
Edwards Lifesciences Corp.*	372,800	35,878,272
Medtronic PLC.	290,460	22,080,769
		153,600,089
HEALTH CARE SERVICES—0.2%
Envision Healthcare Corp.*	150,865	10,258,820
HOME ENTERTAINMENT SOFTWARE—1.6%
Activision Blizzard, Inc.	197,825	7,954,543
Electronic Arts, Inc.*	860,202	71,766,653
		79,721,196
HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	509,435	70,088,067
HOTELS RESORTS & CRUISE LINES—0.7%
Marriott International, Inc., Cl. A	326,736	27,641,866
Royal Caribbean Cruises Ltd.	89,456	8,375,765
		36,017,631
HOUSEWARES & SPECIALTIES—1.6%
Newell Brands, Inc.	1,728,009	81,786,666
HYPERMARKETS & SUPER CENTERS—0.6%
Costco Wholesale Corp.	187,586	30,754,725
INDUSTRIAL CONGLOMERATES—3.4%
Honeywell International, Inc.+	1,471,019	174,050,968
INDUSTRIAL GASES—1.3%
Air Products & Chemicals, Inc.	460,008	64,290,718

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET RETAIL—6.4%
Amazon.com, Inc.*+	378,031	$311,300,968
NetFlix, Inc.*	121,272	17,064,183
		328,365,151
INTERNET SOFTWARE & SERVICES—14.0%
Alibaba Group Holding Ltd.#*	409,530	41,489,484
Alphabet, Inc., Cl. C*+	460,801	367,161,629
eBay, Inc.*	522,097	16,618,348
Facebook, Inc., Cl. A*+	1,809,193	235,774,032
Match Group, Inc.*	705,614	12,256,515
Palantir Technologies, Inc., Cl. A*,@	348,292	2,117,615
Yahoo! Inc.*	938,359	41,353,481
		716,771,104
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	822,585	34,951,637
IT CONSULTING & OTHER SERVICES—0.1%
InterXion Holding NV*	140,050	5,382,121
LIFE SCIENCES TOOLS & SERVICES—0.2%
Thermo Fisher Scientific, Inc.	57,620	8,780,712
MANAGED HEALTH CARE—3.6%
Aetna, Inc.	263,786	31,287,657
Centene Corp.*	262,987	16,639,188
Humana, Inc.	75,362	14,959,357
UnitedHealth Group, Inc.	754,046	122,230,857
		185,117,059
METAL & GLASS CONTAINERS—0.3%
Ball Corp.	231,265	17,636,269
MOVIES & ENTERTAINMENT—1.4%
The Walt Disney Co.	404,173	44,721,743
Time Warner, Inc.	290,012	28,087,662
		72,809,405
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	459,561	25,997,366
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Anadarko Petroleum Corp.	767,510	53,364,970
EOG Resources, Inc.	23,261	2,362,852
Pioneer Natural Resources Co.	143,489	25,861,023
Whiting Petroleum Corp.*	244,674	2,713,435
		84,302,280
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
Bank of America Corp.	1,698,443	38,452,750
PACKAGED FOODS & MEATS—0.7%
Pinnacle Foods, Inc.	301,016	16,011,041
The Kraft Heinz Co.	114,657	10,237,723
The WhiteWave Foods Co.*	196,563	10,822,759
		37,071,523
PHARMACEUTICALS—1.9%
Allergan PLC.+	434,882	95,191,321

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RAILROADS—1.0%
Union Pacific Corp.	502,865	$53,595,352
RESEARCH & CONSULTING SERVICES—0.2%
Verisk Analytics, Inc., Cl. A*	120,699	9,974,565
RESTAURANTS—0.6%
Starbucks Corp.+	553,758	30,578,517
SEMICONDUCTORS—4.9%
Broadcom Ltd.	588,802	117,465,999
Cavium Networks, Inc.*	153,566	10,167,605
Micron Technology, Inc.*	1,682,121	40,555,937
Microsemi Corp.*	814,378	43,284,191
NXP Semiconductors NV*	311,784	30,508,064
QUALCOMM, Inc.	187,348	10,010,004
		251,991,800
SOFT DRINKS—1.2%
PepsiCo, Inc.+	577,027	59,883,862
SPECIALIZED CONSUMER SERVICES—0.1%
ServiceMaster Global Holdings, Inc.*	99,329	3,673,186
SPECIALTY CHEMICALS—0.4%
The Sherwin-Williams Co.	19,542	5,937,055
WR Grace & Co.	224,518	15,568,078
		21,505,133
SYSTEMS SOFTWARE—6.8%
Choicestream, Inc.*,@,(a)	178,292	–
Microsoft Corp.+	4,389,055	283,752,405
Red Hat, Inc.*	357,468	27,124,672
ServiceNow, Inc.*	396,724	35,951,129
		346,828,206
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.+	2,198,540	266,792,829
Western Digital Corp.	593,483	47,318,400
		314,111,229
TOBACCO—1.0%
Philip Morris International, Inc.	545,470	52,436,031
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	1,089,580	46,089,234
United Rentals, Inc.*	113,230	14,324,727
		60,413,961
WIRELESS TELECOMMUNICATION SERVICES—0.5%
T-Mobile US, Inc.*	439,404	27,361,687
TOTAL COMMON STOCKS
(Cost $4,090,514,577)		4,939,895,149
PREFERRED STOCKS—0.6%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Prosetta Biosciences, Inc., Series D*,@,(a)	2,912,012	9,842,601
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc., Cl. B*,@	1,420,438	8,636,263
Palantir Technologies, Inc., Cl. D*,@	185,062	1,125,177
		9,761,440

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@	171,099	$9,721,845
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(a)	1,537,428	–
Choicestream, Inc., Cl. B*,@,(a)	3,765,639	–
		–
TOTAL PREFERRED STOCKS
(Cost $32,736,484)		29,325,886
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(a)	838,287	–
(Cost $837,448)		–
MASTER LIMITED PARTNERSHIP—1.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Blackstone Group LP.	1,637,347	50,151,938
(Cost $48,287,859)		50,151,938
REAL ESTATE INVESTMENT TRUST—1.6%	SHARES	VALUE
MORTGAGE—0.1%
Blackstone Mortgage Trust, Inc., Cl. A	180,598	5,506,433
SPECIALIZED—1.5%
Crown Castle International Corp.	455,985	40,049,162
Equinix, Inc.	68,014	26,184,030
Lamar Advertising Co., Cl. A	172,480	13,025,690
		79,258,882
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $81,118,408)		84,765,315
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	838,287	838,287
(Cost $207,331)		838,287
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.@	2,715,111	2,957,842
(Cost $2,715,111)		2,957,842
Total Investments
(Cost $4,256,417,218)(b)	99.9%	5,107,934,417
Other Assets in Excess of Liabilities	0.1%	6,404,628
NET ASSETS	100.0%	$5,114,339,045

* Non-income producing security.
+ All or a portion of this security is held as collateral for securities sold short.
# American Depositary Receipts.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Choicestream, Inc.	03/14/14	$51,705	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	836	0.00%	838,287	0.02%
Choicestream, Inc., 6/22/26	08/04/16	837,448	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	1,229,452	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	2,259,383	0.05%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	5,541,897	0.14%	9,721,845	0.19%
JS Kred SPV I, LLC.	06/26/15	2,715,111	0.05%	2,957,842	0.06%
Palantir Technologies, Inc., Cl. A	10/07/14	2,266,336	0.05%	2,117,615	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	9,379,767	0.22%	8,636,263	0.17%
Palantir Technologies, Inc., Cl. D	10/14/14	1,221,931	0.03%	1,125,177	0.02%
Prosetta Biosciences, Inc., Series
D	02/06/15	13,104,054	0.28%	9,842,601	0.19%
Total				$35,239,630	0.69%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,336,350,692, amounted to $771,583,725 which consisted of aggregate gross unrealized appreciation of $887,885,197 and aggregate gross unrealized depreciation of $116,301,472.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—-1.3%	SHARES	VALUE
APPLICATION SOFTWARE—-0.1%
SS&C Technologies Holdings, Inc.	(164,552)	$(5,287,056)
AUTO PARTS & EQUIPMENT—-0.2%
Gentex Corp.	(475,453)	(9,932,213)
CASINOS & GAMING—-0.2%
Wynn Resorts Ltd.	(112,322)	(11,392,821)
COMMUNICATIONS EQUIPMENT—-0.2%
Arista Networks, Inc.*	(83,371)	(7,836,874)
HEALTH CARE SERVICES—-0.3%
Express Scripts, Inc.*	(188,538)	(12,986,497)
INTEGRATED OIL & GAS—0.0%
Exxon Mobil Corp.	(28,916)	(2,425,763)
TRADING COMPANIES & DISTRIBUTORS—-0.3%
WW Grainger, Inc.	(55,204)	(13,942,874)
TOTAL COMMON STOCKS
(Proceeds $60,942,514)		$(63,804,098)
Total (Proceeds $60,942,514)		$(63,804,098)

* Non-income producing security.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—99.5%	SHARES	VALUE
AEROSPACE & DEFENSE—2.4%
Hexcel Corp.	13,572	$696,922
Lockheed Martin Corp.	2,115	531,563
		1,228,485
AIR FREIGHT & LOGISTICS—0.9%
United Parcel Service, Inc., Cl. B	4,319	471,332
APPAREL ACCESSORIES & LUXURY GOODS—2.7%
Hanesbrands, Inc.	18,559	440,034
Kate Spade & Co.*	14,689	271,893
PVH Corp.	7,284	683,312
		1,395,239
APPLICATION SOFTWARE—3.6%
Autodesk, Inc.*	3,218	261,752
salesforce.com, Inc.*	10,186	805,713
SAP SE#	8,701	796,228
		1,863,693
AUTOMOBILE MANUFACTURERS—2.5%
Tesla, Inc.*	5,135	1,293,661
BIOTECHNOLOGY—4.0%
Biogen, Inc.*	2,190	607,156
Celgene Corp.*	5,574	647,420
Incyte Corp.*	3,158	382,781
Vertex Pharmaceuticals, Inc.*	4,952	425,228
		2,062,585
BUILDING PRODUCTS—2.4%
Allegion PLC.	8,562	562,267
Johnson Controls International PLC.	14,899	655,258
		1,217,525
COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc.	23,036	707,666
CONSTRUCTION & ENGINEERING—0.6%
AECOM*	8,997	332,259
DATA PROCESSING & OUTSOURCED SERVICES—2.6%
Visa, Inc., Cl. A	16,088	1,330,638
DISTRIBUTORS—1.0%
LKQ Corp.*	15,737	502,168
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Acuity Brands, Inc.	1,145	237,278
Rockwell Automation, Inc.	1,850	273,782
		511,060
ENVIRONMENTAL & FACILITIES SERVICES—2.2%
Covanta Holding Corp.	27,828	448,031
Tetra Tech, Inc.	15,765	688,930
		1,136,961
FOOD DISTRIBUTORS—0.6%
Performance Food Group Co.*	13,821	306,135
FOOTWEAR—2.2%
NIKE, Inc., Cl. B	21,159	1,119,311

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—0.6%
HCA Holdings, Inc.*	3,887	$312,048
HOME ENTERTAINMENT SOFTWARE—1.1%
Electronic Arts, Inc.*	6,791	566,573
HOME IMPROVEMENT RETAIL—2.3%
The Home Depot, Inc.	8,554	1,176,859
HOTELS RESORTS & CRUISE LINES—1.1%
Royal Caribbean Cruises Ltd.	6,087	569,926
HOUSEHOLD PRODUCTS—1.7%
The Procter & Gamble Co.	9,973	873,635
HOUSEWARES & SPECIALTIES—1.3%
Newell Brands, Inc.	13,735	650,078
INDUSTRIAL CONGLOMERATES—5.2%
3M Co.	2,765	483,377
General Electric Co.	21,179	629,016
Honeywell International, Inc.	13,395	1,584,897
		2,697,290
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	2,200	307,472
INDUSTRIAL MACHINERY—1.3%
Woodward Governor Co.	4,802	334,411
Xylem, Inc.	6,701	330,427
		664,838
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Verizon Communications, Inc.	4,915	240,884
INTERNET RETAIL—5.9%
Amazon.com, Inc.*	3,708	3,053,464
INTERNET SOFTWARE & SERVICES—13.7%
Alphabet, Inc., Cl. A*	1,867	1,531,295
Alphabet, Inc., Cl. C*	2,726	2,172,049
eBay, Inc.*	12,767	406,374
Facebook, Inc., Cl. A*	22,796	2,970,775
		7,080,493
INVESTMENT BANKING & BROKERAGE—2.1%
Morgan Stanley	20,569	873,977
TD Ameritrade Holding Corp.	4,014	185,246
		1,059,223
LIFE & HEALTH INSURANCE—1.2%
Lincoln National Corp.	9,055	611,303
MANAGED HEALTH CARE—2.3%
Aetna, Inc.	6,850	812,478
Humana, Inc.	1,935	384,098
		1,196,576
MOVIES & ENTERTAINMENT—2.7%
The Walt Disney Co.	12,468	1,379,584
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Encana Corp.	25,419	324,346
PHARMACEUTICALS—6.4%
Allergan PLC.	2,482	543,285

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Bristol-Myers Squibb Co.	16,842	$827,952
Johnson & Johnson	11,268	1,276,101
Merck & Co., Inc.	10,525	652,445
		3,299,783
RESTAURANTS—2.1%
Starbucks Corp.	19,238	1,062,322
SEMICONDUCTOR EQUIPMENT—0.6%
Lam Research Corp.	2,609	299,670
SEMICONDUCTORS—2.6%
Broadcom Ltd.	4,078	813,561
Intel Corp.	14,075	518,242
		1,331,803
SOFT DRINKS—1.3%
PepsiCo, Inc.	6,661	691,279
SYSTEMS SOFTWARE—5.2%
Choicestream, Inc.*,@,(a)	3,619	–
Microsoft Corp.	41,555	2,686,531
		2,686,531
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.0%
Apple, Inc.	29,822	3,618,900
TOTAL COMMON STOCKS
(Cost $33,768,488)		51,233,598
PREFERRED STOCKS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(a)	31,215	–
Choicestream, Inc., Cl. B*,@,(a)	69,819	–
		–
TOTAL PREFERRED STOCKS
(Cost $66,853)		–
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(a)	10,518	–
(Cost $10,508)		–
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	10,518	10,518
(Cost $2,602)		10,518
Total Investments
(Cost $33,848,451)(b)	99.5%	51,244,116
Other Assets in Excess of Liabilities	0.5%	242,439
NET ASSETS	100.0%	$51,486,555

* Non-income producing security.
# American Depositary Receipts.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Choicestream, Inc.	03/14/14	$1,049	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	1,277	0.00%	10,518	0.02%
Choicestream, Inc., 6/22/26	08/04/16	10,508	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	24,962	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	41,891	0.05%	0	0.00%
Total				$10,518	0.02%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,859,662, amounted to $17,384,454 which consisted of aggregate gross unrealized appreciation of $18,065,336 and aggregate gross unrealized depreciation of $680,882.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—82.6%	SHARES	VALUE
AEROSPACE & DEFENSE—4.0%
Hexcel Corp.	2,928	$150,353
TransDigm Group, Inc.	921	199,304
		349,657
AIRLINES—0.9%
Southwest Airlines Co.	1,444	75,536
APPAREL ACCESSORIES & LUXURY GOODS—3.8%
Kate Spade & Co.*	3,599	66,618
Lululemon Athletica, Inc.*	1,530	103,290
PVH Corp.	1,714	160,790
		330,698
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC.	1,237	86,664
BUILDING PRODUCTS—2.8%
Johnson Controls International PLC.	5,463	240,263
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—4.1%
Allison Transmission Holdings, Inc.	6,372	222,893
Wabtec Corp.	1,564	135,505
		358,398
CONSTRUCTION MATERIALS—1.6%
Vulcan Materials Co.	1,078	138,340
DATA PROCESSING & OUTSOURCED SERVICES—3.1%
Euronet Worldwide, Inc.*	1,559	111,500
MAXIMUS, Inc.	2,946	162,442
		273,942
ELECTRICAL COMPONENTS & EQUIPMENT—3.3%
Acuity Brands, Inc.	270	55,952
AMETEK, Inc.	2,720	138,992
Rockwell Automation, Inc.	604	89,386
		284,330
FINANCIAL EXCHANGES & DATA—4.3%
IntercontinentalExchange Group, Inc.	2,263	132,069
MarketAxess Holdings, Inc.	1,321	247,357
		379,426
FOOD DISTRIBUTORS—2.3%
Performance Food Group Co.*	9,221	204,245
GENERAL MERCHANDISE STORES—1.9%
Dollar Tree, Inc.*	2,171	167,579
HEALTH CARE EQUIPMENT—4.1%
DexCom, Inc.*	1,704	134,872
Edwards Lifesciences Corp.*	1,002	96,432
Intuitive Surgical, Inc.*	181	125,377
		356,681
HEALTH CARE FACILITIES—3.5%
VCA Antech, Inc.*	3,419	309,761
HEALTH CARE SERVICES—2.3%
Envision Healthcare Corp.*	3,005	204,340

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE TECHNOLOGY—3.0%
Medidata Solutions, Inc.*	5,254	$260,283
HOME ENTERTAINMENT SOFTWARE—2.0%
Electronic Arts, Inc.*	2,084	173,868
HOUSEWARES & SPECIALTIES—2.7%
Newell Brands, Inc.	5,075	240,200
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.5%
WageWorks, Inc.*	1,830	132,035
LEISURE PRODUCTS—1.8%
Coach, Inc.	4,236	158,215
METAL & GLASS CONTAINERS—1.2%
Ball Corp.	1,366	104,171
OIL & GAS EXPLORATION & PRODUCTION—2.2%
Encana Corp.	8,736	111,471
Pioneer Natural Resources Co.	446	80,383
		191,854
PHARMACEUTICALS—0.9%
Zoetis, Inc.	1,358	74,609
RESEARCH & CONSULTING SERVICES—2.0%
Verisk Analytics, Inc., Cl. A*	2,149	177,593
SEMICONDUCTORS—10.0%
Broadcom Ltd.	693	138,253
Cavium Networks, Inc.*	2,740	181,415
Microsemi Corp.*	4,978	264,581
NVIDIA Corp.	825	90,074
Skyworks Solutions, Inc.	2,207	202,470
		876,793
SPECIALTY CHEMICALS—3.4%
Axalta Coating Systems Ltd.*	4,957	143,753
WR Grace & Co.	2,224	154,212
		297,965
SYSTEMS SOFTWARE—2.2%
ServiceNow, Inc.*	2,153	195,105
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.8%
Western Digital Corp.	2,005	159,859
TRADING COMPANIES & DISTRIBUTORS—4.9%
Fastenal Co.	2,717	134,980
HD Supply Holdings, Inc.*	6,876	290,855
		425,835
TOTAL COMMON STOCKS
(Cost $6,589,636)		7,228,245
MASTER LIMITED PARTNERSHIP—1.6%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
The Blackstone Group LP.	4,751	145,523
(Cost $148,777)		145,523
REAL ESTATE INVESTMENT TRUST—4.5%	SHARES	VALUE
MORTGAGE—2.1%
Blackstone Mortgage Trust, Inc., Cl. A	5,893	179,678

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—2.4%
Crown Castle International Corp.	2,417	$212,285
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $369,269)		391,963
Total Investments
(Cost $7,107,682)(a)	88.7%	7,765,731
Other Assets in Excess of Liabilities	11.3%	984,776
NET ASSETS	100.0%	$8,750,507

* Non-income producing security.
(a) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,127,976, amounted to $637,755 which consisted of aggregate gross unrealized appreciation of $777,022 and aggregate gross unrealized depreciation of $139,267.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—71.0%	SHARES	VALUE
AEROSPACE & DEFENSE—0.5%
General Dynamics Corp.	2,172	$393,306
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Kate Spade & Co.*	26,508	490,663
APPLICATION SOFTWARE—4.5%
Blackbaud, Inc.	14,885	976,605
Manhattan Associates, Inc.*	9,643	494,300
Mobileye NV*	26,285	1,129,204
salesforce.com, Inc.*	10,973	867,964
		3,468,073
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
Affiliated Managers Group, Inc.	3,710	565,256
WisdomTree Investments, Inc.	107,784	1,110,175
		1,675,431
BIOTECHNOLOGY—6.9%
ACADIA Pharmaceuticals, Inc.*	6,833	236,353
Alexion Pharmaceuticals, Inc.*	6,916	903,783
Biogen, Inc.*	2,725	755,479
BioMarin Pharmaceutical, Inc.*	4,551	398,804
Celgene Corp.*	4,497	522,327
Gilead Sciences, Inc.	16,083	1,165,213
Incyte Corp.*	11,262	1,365,067
		5,347,026
BREWERS—1.0%
Craft Brew Alliance, Inc.*	53,257	809,506
BROADCASTING—1.1%
CBS Corp., Cl. B	13,085	843,852
CABLE & SATELLITE—2.4%
Comcast Corporation, Cl. A	24,949	1,881,654
CONSUMER FINANCE—1.7%
LendingClub Corp.*	212,720	1,312,482
DATA PROCESSING & OUTSOURCED
SERVICES—2.7%
Euronet Worldwide, Inc.*	5,832	417,105
Visa, Inc., Cl. A	20,464	1,692,577
		2,109,682
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Rockwell Automation, Inc.	4,111	608,387
ELECTRONIC COMPONENTS—0.7%
Universal Display Corp.	8,561	565,026
ELECTRONIC MANUFACTURING SERVICES—0.5%
Trimble, Inc.*	12,926	382,868
FINANCIAL EXCHANGES & DATA—1.5%
MarketAxess Holdings, Inc.	6,062	1,135,110
HEALTH CARE EQUIPMENT—4.5%
Abaxis, Inc.	7,261	369,984
ABIOMED, Inc.*	4,648	494,408
Cantel Medical Corp.	13,050	1,010,200
DexCom, Inc.*	12,408	982,093

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
Edwards Lifesciences Corp.*	6,419	$617,765
		3,474,450
HEALTH CARE SUPPLIES—0.5%
Neogen Corp.*	6,047	399,344
HEALTH CARE TECHNOLOGY—1.8%
Medidata Solutions, Inc.*	27,850	1,379,689
HOME ENTERTAINMENT SOFTWARE—1.6%
Electronic Arts, Inc.*	14,631	1,220,664
INTERNET RETAIL—1.9%
Amazon.com, Inc.*	1,800	1,482,264
INTERNET SOFTWARE & SERVICES—8.1%
Alphabet, Inc., Cl. C*	2,244	1,787,997
Cornerstone OnDemand, Inc.*	13,966	568,276
eBay, Inc.*	21,114	672,059
Facebook, Inc., Cl. A*	15,959	2,079,777
GrubHub, Inc.*	13,985	581,077
Match Group, Inc.*	10,936	189,958
Palantir Technologies, Inc., Cl. A*,@	6,606	40,164
Tencent Holdings Ltd.	13,665	357,277
		6,276,585
LIFE SCIENCES TOOLS & SERVICES—1.9%
Bio-Techne Corp.	14,507	1,476,087
MANAGED HEALTH CARE—1.0%
Humana, Inc.	3,812	756,682
MOVIES & ENTERTAINMENT—0.9%
Lions Gate Entertainment Corp., Cl. A	11,965	344,233
Lions Gate Entertainment Corp., Cl. B*	11,965	320,542
		664,775
OIL & GAS EXPLORATION & PRODUCTION—2.7%
Anadarko Petroleum Corp.	20,100	1,397,553
EOG Resources, Inc.	7,082	719,390
		2,116,943
PACKAGED FOODS & MEATS—0.6%
Hain Celestial Group, Inc.*	10,830	428,435
REGIONAL BANKS—0.5%
SVB Financial Group*	2,331	401,468
RESEARCH & CONSULTING SERVICES—1.0%
Verisk Analytics, Inc., Cl. A*	9,347	772,436
RESTAURANTS—1.9%
Shake Shack, Inc., Cl. A*	21,026	742,428
Wingstop, Inc.	24,649	701,757
		1,444,185
SEMICONDUCTOR EQUIPMENT—1.6%
Applied Materials, Inc.	17,894	612,870
Lam Research Corp.	5,618	645,283
		1,258,153
SEMICONDUCTORS—4.1%
Broadcom Ltd.	4,634	924,483

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—(CONT.)
Microsemi Corp.*	13,882	$737,828
NXP Semiconductors NV*	4,323	423,006
QUALCOMM, Inc.	11,490	613,911
Skyworks Solutions, Inc.	5,491	503,744
		3,202,972
SPECIALTY CHEMICALS—1.0%
Ecolab, Inc.	3,232	388,260
Flotek Industries Inc.*	39,882	421,553
		809,813
SYSTEMS SOFTWARE—3.5%
Microsoft Corp.	28,352	1,832,957
ServiceNow, Inc.*	10,140	918,887
		2,751,844
TECHNOLOGY HARDWARE STORAGE &
PERIPHERALS—3.2%
Apple, Inc.	17,208	2,088,191
Western Digital Corp.	5,393	429,984
		2,518,175
TRADING COMPANIES & DISTRIBUTORS—1.6%
HD Supply Holdings, Inc.*	29,225	1,236,217
TOTAL COMMON STOCKS
(Cost $47,853,668)		55,094,247
PREFERRED STOCKS—2.2%	SHARES	VALUE
BIOTECHNOLOGY—1.7%
Prosetta Biosciences, Inc., Series D*,@,(a)	41,418	139,993
Tolero Pharmaceuticals, Inc.*,@,(a)	106,120	1,178,993
		1,318,986
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	26,941	163,801
Palantir Technologies, Inc., Cl. D*,@	3,510	21,341
		185,142
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@	2,964	168,415
TOTAL PREFERRED STOCKS
(Cost $803,532)		1,672,543
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Adolor Corp., CPR, 12/31/2049*,@,(b)	49,870	–
(Cost $–)		–
MASTER LIMITED PARTNERSHIP—1.5%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
The Blackstone Group LP.	38,829	1,189,332
(Cost $921,012)		1,189,332
REAL ESTATE INVESTMENT TRUST—2.1%	SHARES	VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	13,998	426,799

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—1.5%
Crown Castle International Corp.	4,418	$388,033
Lamar Advertising Co., Cl. A	10,296	777,554
		1,165,587
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,431,325)		1,592,386
PURCHASED OPTIONS—0.0%	CONTRACTS	VALUE
CALL OPTIONS—0.0%
CBOE SPX Volatility Index/ February/ 16	547	21,880
(Cost $41,731)		21,880
U.S. GOVERNMENT AGENCY OBLIGATIONS	PRINCIPAL
(EXCLUDING MORTGAGE-BACKED)—25.8%	AMOUNT	VALUE
United States Treasury Bill, 0.00%, 03/09/17	20,000,000	19,990,600
(Cost $19,990,600)		19,990,600
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	159,212	173,445
(Cost $159,212)		173,445
Total Investments
(Cost $71,201,080)(c)	102.8%	79,734,433
Liabilities in Excess of Other Assets	(2.8)%	(2,186,472)
NET ASSETS	100.0%	$77,547,961

* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Adolor Corp., CPR	10/24/11	$0	0.00%	$0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	96,004	0.14%	168,415	0.22%
JS Kred SPV I, LLC.	06/26/15	159,212	0.15%	173,446	0.23%
Palantir Technologies, Inc., Cl. A	10/07/14	42,985	0.05%	40,164	0.05%
Palantir Technologies, Inc., Cl. B	10/07/14	177,903	0.22%	163,801	0.21%
Palantir Technologies, Inc., Cl. D	10/14/14	23,176	0.03%	21,341	0.03%
Prosetta Biosciences, Inc., Series
D	02/06/15	186,381	0.25%	139,993	0.18%
Tolero Pharmaceuticals, Inc.	08/01/14	154,147	0.20%	567,810	0.73%
Tolero Pharmaceuticals, Inc.	10/31/14	165,922	0.20%	611,183	0.79%
Total				$1,886,152	2.43%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

(c) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $73,743,931, amounted to $5,990,502 which consisted of aggregate gross unrealized appreciation of $9,364,477 and aggregate gross unrealized depreciation of $3,373,975.
See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—-19.3%	SHARES	VALUE
AIRLINES—-0.3%
JetBlue Airways Corp.*	(10,355)	$(203,062)
APPAREL ACCESSORIES & LUXURY GOODS—-0.3%
Carter's, Inc.	(2,810)	(235,338)
APPAREL RETAIL—-0.3%
L Brands, Inc.	(1,876)	(112,954)
The Children's Place Retail Stores, Inc.	(1,287)	(124,839)
		(237,793)
APPLICATION SOFTWARE—-0.8%
SS&C Technologies Holdings, Inc.	(5,746)	(184,619)
Ultimate Software Group, Inc.*	(803)	(155,509)
Workday, Inc., Cl. A*	(4,221)	(350,723)
		(690,851)
ASSET MANAGEMENT & CUSTODY BANKS—-0.5%
Ameriprise Financial, Inc.	(3,790)	(425,503)
BIOTECHNOLOGY—-0.7%
Alkermes PLC.*	(5,090)	(275,420)
Genomic Health, Inc.*	(7,605)	(208,985)
		(484,405)
BROADCASTING—-0.3%
AMC Networks, Inc.*	(4,443)	(254,806)
BUILDING PRODUCTS—-0.3%
Lennox International, Inc.	(1,745)	(273,633)
CASINOS & GAMING—-0.7%
Wynn Resorts Ltd.	(5,165)	(523,886)
COMMUNICATIONS EQUIPMENT—-0.2%
Arista Networks, Inc.*	(1,538)	(144,572)
CONSUMER FINANCE—-0.6%
Capital One Financial Corp.	(5,638)	(492,705)
DATA PROCESSING & OUTSOURCED SERVICES—-0.5%
Automatic Data Processing, Inc.	(4,063)	(410,322)
GAS UTILITIES—-0.3%
National Fuel Gas Co.	(4,033)	(226,453)
HEALTH CARE DISTRIBUTORS—-0.3%
Patterson Cos., Inc.	(6,565)	(273,170)
HEALTH CARE EQUIPMENT—-0.8%
Globus Medical, Inc., Cl. A*	(8,000)	(210,880)
ResMed, Inc.	(5,699)	(384,910)
		(595,790)
HEALTH CARE FACILITIES—-0.4%
Healthsouth Corp.	(7,220)	(280,280)
HEALTH CARE SERVICES—-0.5%
Express Scripts, Inc.*	(5,616)	(386,830)
HEALTH CARE SUPPLIES—-0.2%
The Cooper Cos., Inc.	(945)	(174,456)
HEALTH CARE TECHNOLOGY—-0.5%
Cerner Corp.*	(7,844)	(421,301)
HOUSEWARES & SPECIALTIES—-0.2%
Tupperware Brands Corp.	(3,008)	(181,563)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INSURANCE BROKERS—-0.6%
Aon PLC.	(4,169)	$(469,846)
INTEGRATED OIL & GAS—-0.4%
Exxon Mobil Corp.	(1,728)	(144,962)
Statoil ASA#	(8,696)	(162,354)
		(307,316)
INTERNET SOFTWARE & SERVICES—-1.4%
Cimpress NV*	(2,371)	(200,089)
LivePerson, Inc.*	(9,822)	(71,701)
New Relic, Inc.*	(3,463)	(125,361)
Twitter, Inc.*	(11,402)	(200,903)
VeriSign, Inc.*	(2,220)	(178,066)
WebMD Health Corp.*	(4,150)	(207,044)
		(983,164)
IT CONSULTING & OTHER SERVICES—-0.5%
Accenture PLC., Cl. A	(3,184)	(362,562)
LIFE SCIENCES TOOLS & SERVICES—-0.3%
Quintiles IMS Holdings, Inc.*	(2,860)	(224,481)
MARKET INDICES—-1.7%
iShares Russell 2000 Growth	(4,141)	(646,990)
Powershares QQQ Trust Series 1	(5,535)	(689,495)
		(1,336,485)
MOTORCYCLE MANUFACTURERS—-0.3%
Harley-Davidson, Inc.	(4,572)	(260,787)
OIL & GAS REFINING & MARKETING—-0.4%
Phillips 66	(3,505)	(286,078)
REGIONAL BANKS—-0.4%
Cullen/Frost Bankers, Inc.	(3,169)	(283,309)
RESEARCH & CONSULTING SERVICES—-0.3%
FTI Consulting, Inc.*	(6,371)	(268,474)
RESTAURANTS—-0.8%
Brinker International, Inc.	(6,138)	(273,141)
Chuy's Holdings, Inc.*	(6,420)	(188,748)
Texas Roadhouse, Inc.	(2,364)	(110,257)
Zoe's Kitchen, Inc.*	(7,056)	(154,033)
		(726,179)
SEMICONDUCTORS—-0.8%
Analog Devices, Inc.	(2,760)	(206,834)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(13,300)	(411,103)
		(617,937)
SPECIALTY CHEMICALS—-0.4%
The Valspar Corp.	(2,615)	(289,402)
SPECIALTY STORES—-0.4%
Sally Beauty Holdings, Inc.*	(5,804)	(138,135)
Tiffany & Co.	(1,642)	(129,258)
		(267,393)
SYSTEMS SOFTWARE—-1.0%
Check Point Software Technologies Ltd.*	(4,769)	(471,034)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT.)
Oracle Corp.	(7,334)	$(294,167)
		(765,201)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—-0.3%
Electronics For Imaging, Inc.*	(4,404)	(197,916)
TRADING COMPANIES & DISTRIBUTORS—-0.3%
WW Grainger, Inc.	(914)	(230,849)
TRUCKING—-0.3%
Ryder System, Inc.	(2,564)	(198,966)
TOTAL COMMON STOCKS
(Proceeds $13,904,475)		$(14,993,064)
REAL ESTATE INVESTMENT TRUST—-0.8%	SHARES	VALUE
HOTEL & RESORT REITS—-0.3%
Host Hotels & Resorts, Inc.	(13,449)	(243,024)
OFFICE REITS—-0.2%
Boston Properties, Inc.	(970)	(126,973)
RETAIL REITS—-0.3%
Simon Property Group, Inc.	(1,255)	(230,631)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $559,320)		$(600,628)
Total (Proceeds $14,463,795)		$(15,593,692)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) January 31, 2017 (Unaudited)

* Non-income producing security.
# American Depositary Receipts.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—95.6%	SHARES	VALUE
BRAZIL—7.2%
DEPARTMENT STORES—0.5%
Lojas Renner SA*	26,954	$204,291
DIVERSIFIED BANKS—2.6%
Banco Bradesco SA*	41,719	432,863
Itau Unibanco Holding SA#	47,535	561,388
		994,251
DRUG RETAIL—0.9%
Raia Drogasil SA	16,039	333,345
MULTI-LINE INSURANCE—0.6%
BB Seguridade Participacoes SA	26,917	238,346
RAILROADS—0.7%
Rumo Logistica Operadora Multimodal SA*	111,222	264,926
REAL ESTATE OPERATING COMPANIES—1.2%
BR Malls Participacoes SA*	102,828	478,530
STEEL—0.7%
Gerdau SA*	70,886	274,713
TOTAL BRAZIL
(Cost $2,335,463)		2,788,402
CHILE—0.5%
SOFT DRINKS—0.5%
Embotelladora Andina SA	49,669	179,086
(Cost $167,746)
CHINA—21.0%
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Li Ning Co., Ltd.*	546,000	346,488
COMMODITY CHEMICALS—0.8%
Green Seal Holdings Ltd.	61,000	300,937
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Weichai Power Co., Ltd.	154,000	272,889
CONSTRUCTION MATERIALS—1.6%
Anhui Conch Cement Co., Ltd.	118,500	381,329
West China Cement Ltd.*	1,790,000	248,797
		630,126
DIVERSIFIED BANKS—1.8%
China Construction Bank Corp.	947,700	702,614
EDUCATION SERVICES—0.6%
New Oriental Education & Technology Group#*	4,764	226,528
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Byd Co., Ltd.	40,000	221,275
HEALTH CARE FACILITIES—0.7%
China Resources Phoenix Healthcare Holdings Co., Ltd.*	197,413	265,594
INTEGRATED OIL & GAS—2.4%
China Petroleum & Chemical Corp.	611,023	482,664
PetroChina Co., Ltd.	544,000	432,170
		914,834
INTERNET SOFTWARE & SERVICES—7.9%
Alibaba Group Holding Ltd.#*	12,569	1,273,365

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CHINA—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Tencent Holdings Ltd.	68,507	$1,791,142
		3,064,507
LIFE & HEALTH INSURANCE—1.7%
China Life Insurance Co., Ltd.	85,000	234,140
Ping An Insurance Group Co., of China Ltd.	84,532	433,631
		667,771
RENEWABLE ELECTRICITY—0.8%
Huaneng Renewables Corp., Ltd.	1,026,360	318,519
STEEL—0.5%
Angang Steel Co., Ltd.*	268,000	205,178
TOTAL CHINA
(Cost $7,011,865)		8,137,260
COLOMBIA—0.7%
CONSTRUCTION MATERIALS—0.7%
Cementos Argos SA	73,707	272,172
(Cost $271,497)
EGYPT—0.4%
DIVERSIFIED BANKS—0.4%
Commercial International Bank Egypt SAE(a)	41,318	164,239
(Cost $174,043)
HONG KONG—4.5%
CONSTRUCTION & ENGINEERING—1.1%
China State Construction International Holdings Ltd.	269,368	437,710
LIFE & HEALTH INSURANCE—1.0%
AIA Group Ltd.	65,119	403,175
REAL ESTATE DEVELOPMENT—0.6%
China Overseas Land & Investment Ltd.	79,033	232,077
WIRELESS TELECOMMUNICATION SERVICES—1.8%
China Mobile Ltd.	60,730	683,372
TOTAL HONG KONG
(Cost $1,730,334)		1,756,334
INDIA—9.6%
ALUMINUM—0.8%
Hindalco Industries Ltd.*	111,371	313,146
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Titan Co., Ltd.	50,423	270,886
AUTOMOBILE MANUFACTURERS—1.0%
Maruti Suzuki India Ltd.*	4,410	386,012
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.7%
Tata Motors Ltd.#	7,463	290,758
CONSTRUCTION MATERIALS—1.1%
Shree Cement Ltd.*	1,799	411,262
DIVERSIFIED BANKS—2.8%
HDFC Bank Ltd.	31,809	681,159
Kotak Mahindra Bank Ltd.	35,874	412,429
		1,093,588
OIL & GAS REFINING & MARKETING—0.9%
Reliance Industries Ltd.*	22,794	353,231

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDIA—(CONT.)
PHARMACEUTICALS—0.5%
Aurobindo Pharma Ltd.	18,359	$185,450
TOBACCO—1.1%
ITC Ltd.*	108,872	417,048
TOTAL INDIA
(Cost $3,281,644)		3,721,381
INDONESIA—2.8%
AUTOMOBILE MANUFACTURERS—0.5%
Astra International Tbk PT	347,400	207,112
DIVERSIFIED BANKS—0.9%
Bank Rakyat Indonesia Persero Tbk., PT	397,269	348,852
HEALTH CARE FACILITIES—0.9%
Mitra Keluarga Karyasehat Tbk PT	1,779,100	333,252
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Telekomunikasi Indonesia Persero Tbk PT	625,600	181,359
TOTAL INDONESIA
(Cost $1,063,345)		1,070,575
LUXEMBOURG—1.7%
APPLICATION SOFTWARE—0.8%
Globant SA*	9,699	321,522
PACKAGED FOODS & MEATS—0.9%
Adecoagro SA*	28,073	324,805
TOTAL LUXEMBOURG
(Cost $629,335)		646,327
MACAU—0.7%
CASINOS & GAMING—0.7%
Sands China Ltd.	62,245	273,876
(Cost $278,918)
MALAYSIA—1.2%
COMMODITY CHEMICALS—0.6%
Petronas Chemicals Group Bhd	138,700	223,260
CONSTRUCTION & ENGINEERING—0.6%
IJM Corp., Bhd	312,700	233,723
TOTAL MALAYSIA
(Cost $478,668)		456,983
MEXICO—2.2%
DIVERSIFIED METALS & MINING—0.6%
Grupo Mexico SAB de CV	86,100	259,041
REGIONAL BANKS—0.8%
Banregio Grupo Financiero SAB de CV*	56,378	311,392
SPECIALIZED FINANCE—0.8%
Unifin Financiera SAB de CV SOFOM ENR	127,099	299,440
TOTAL MEXICO
(Cost $816,925)		869,873
NETHERLANDS—2.6%
FOOD RETAIL—1.6%
X5 Retail Group NV*,(a)	18,900	634,095

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
NETHERLANDS—(CONT.)
INTERNET SOFTWARE & SERVICES—1.0%
Yandex NV*	16,043	$371,235
TOTAL NETHERLANDS
(Cost $717,797)		1,005,330
PERU—0.8%
DIVERSIFIED BANKS—0.8%
Credicorp Ltd.	1,925	315,084
(Cost $312,266)
PHILIPPINES—1.4%
DIVERSIFIED BANKS—0.8%
Metropolitan Bank & Trust Co.	204,160	335,021
MULTI-SECTOR HOLDINGS—0.6%
Metro Pacific Investments Corp.	1,652,500	226,991
TOTAL PHILIPPINES
(Cost $563,899)		562,012
RUSSIA—1.6%
DIVERSIFIED BANKS—1.1%
Sberbank of Russia PJSC#	36,880	432,426
HOMEBUILDING—0.5%
Etalon Group Ltd.(a)	51,109	197,136
TOTAL RUSSIA
(Cost $542,129)		629,562
SOUTH AFRICA—6.5%
APPAREL RETAIL—0.5%
Foschini Group Ltd., /The	17,413	208,098
CABLE & SATELLITE—2.2%
Naspers Ltd.	5,412	861,557
DIVERSIFIED BANKS—0.9%
Capitec Bank Holdings Ltd.*	6,380	333,168
DIVERSIFIED CHEMICALS—0.6%
Sasol Ltd.	8,074	240,685
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
FirstRand Ltd.*	103,812	386,425
PAPER PRODUCTS—0.6%
Sappi Ltd.*	34,194	219,698
PHARMACEUTICALS—0.7%
Aspen Pharmacare Holdings Ltd.	11,965	273,540
TOTAL SOUTH AFRICA
(Cost $2,160,627)		2,523,171
SOUTH KOREA—14.4%
AUTO PARTS & EQUIPMENT—1.0%
Mando Corp.	1,846	400,848
BIOTECHNOLOGY—0.6%
Hugel, Inc.*	868	228,279
COMMODITY CHEMICALS—0.9%
LG Chem Ltd.	1,580	359,522
DIVERSIFIED BANKS—1.2%
KB Financial Group, Inc.	11,558	471,948

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOUTH KOREA—(CONT.)
DIVERSIFIED METALS & MINING—0.6%
POSCO*	966	$227,830
LIFE & HEALTH INSURANCE—0.9%
Samsung Life Insurance Co., Ltd.*	3,508	338,233
PERSONAL PRODUCTS—1.6%
Cosmax, Inc.	2,693	306,468
LG Household & Health Care Ltd.*	423	322,769
		629,237
SEMICONDUCTOR EQUIPMENT—0.9%
Tera Semicon Co., Ltd.	8,365	196,733
Viatron Technologies, Inc.	7,641	149,687
		346,420
SEMICONDUCTORS—0.7%
SK Hynix, Inc.	6,089	283,769
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Samsung Electronics Co., Ltd.	1,217	2,088,654
TRUCKING—0.6%
CJ Korea Express Corp.*	1,626	230,441
TOTAL SOUTH KOREA
(Cost $4,712,043)		5,605,181
SWITZERLAND—1.6%
IT CONSULTING & OTHER SERVICES—1.6%
Luxoft Holding, Inc.*	10,212	600,976
(Cost $441,410)
TAIWAN—10.7%
COMPUTER HARDWARE—0.8%
Quanta Computer, Inc.*	148,000	303,253
COMPUTER STORAGE & PERIPHERALS—0.8%
Catcher Technology Co., Ltd.*	37,000	303,267
DIVERSIFIED BANKS—1.1%
Chinatrust Financial Holding Co., Ltd.*	754,000	431,630
ELECTRONIC COMPONENTS—0.5%
Chunghwa Precision Test Tech Co., Ltd.	6,000	215,048
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
Egis Technology, Inc.*	50,000	421,603
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Sunny Friend Environmental Technology Co., Ltd.	90,000	346,242
LIFE & HEALTH INSURANCE—1.1%
Cathay Financial Holding Co., Ltd.*	273,000	417,819
RESTAURANTS—0.9%
Gourmet Master Co., Ltd.	38,650	339,932
SEMICONDUCTORS—1.2%
Silergy Corp.*	31,000	473,277
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.3%
Ennoconn Corp.	31,000	448,242
Primax Electronics Ltd.	314,000	449,805
		898,047
TOTAL TAIWAN
(Cost $3,839,611)		4,150,118

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
THAILAND—1.7%
CONSTRUCTION & ENGINEERING—0.8%
Sino-Thai Engineering & Construction PCL*	459,077	$321,758
OIL & GAS EXPLORATION & PRODUCTION—0.9%
PTT Exploration & Production PCL	125,085	349,247
TOTAL THAILAND
(Cost $530,750)		671,005
TURKEY—0.4%
OIL & GAS REFINING & MARKETING—0.4%
Tupras Turkiye Petrol Rafinerileri AS	6,590	143,311
(Cost $134,293)
UNITED KINGDOM—1.4%
COPPER—0.5%
Antofagasta PLC.	18,659	197,169
HEALTH CARE FACILITIES—0.9%
NMC Health PLC.	15,980	330,230
TOTAL UNITED KINGDOM
(Cost $373,583)		527,399
TOTAL COMMON STOCKS
(Cost $32,568,191)		37,069,657
PREFERRED STOCKS—1.0%	SHARES	VALUE
BRAZIL—1.0%
INTEGRATED OIL & GAS—1.0%
Petroleo Brasileiro SA*	83,148	396,425
(Cost $366,705)
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
UNITED STATES—0.1%
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.@	43,241	47,107
(Cost $43,241)
Total Investments
(Cost $32,978,137)(b)	96.7%	37,513,189
Other Assets in Excess of Liabilities	3.3%	1,279,283
NET ASSETS	100.0%	$38,792,472

* Non-income producing security.
# American Depositary Receipts.
(a) Global Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
JS Kred SPV I, LLC.	06/26/15	$43,241	0.15%	$47,107	0.12%
Total				$47,107	0.12%

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,119,887, amounted to $4,393,302 which consisted of aggregate gross unrealized appreciation of $5,407,394 and aggregate gross unrealized depreciation of $1,014,092.

See Notes to Financial Statements

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Responsible Investing Fund,
Alger Analyst Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets
Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares,
Class I shares, Class Y shares, Class Y-2 shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares, Class Y shares, Class Y-2 shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the fund’s assets) to a share class.

Alger Green Fund changed its name to Alger Responsible Investing Fund effective
December 30, 2016.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Funds’ investments, as presented in the accompanying
Schedules of Investments, represent Management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the
Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include foreign cash U.S. dollars and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of January 31, 2017 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$972,982,150	$972,982,150	—	—
Consumer Staples	268,753,845	268,753,845	—	—
Energy	110,299,646	110,299,646	—	—
Financials	196,013,899	196,013,899	—	—
Health Care	730,013,035	730,013,035	—	—
Industrials	398,580,549	398,580,549	—	—
Information Technology	2,106,126,179	2,104,008,564	—	2,117,615
Materials	103,432,120	103,432,120	—	—
Telecommunication Services	53,693,726	53,693,726	—	—
TOTAL COMMON STOCKS	$4,939,895,149	$4,937,777,534	—	$2,117,615
CORPORATE BONDS
Information Technology	838,287	—	—	838,287
MASTER LIMITED PARTNERSHIP
Financials	50,151,938	50,151,938	—	—
PREFERRED STOCKS
Health Care	19,564,446	—	—	19,564,446
Information Technology	9,761,440	—	—	9,761,440
TOTAL PREFERRED STOCKS	$29,325,886	—	—	$29,325,886
REAL ESTATE INVESTMENT TRUST
Financials	5,506,433	5,506,433	—	—
Real Estate	79,258,882	79,258,882	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$84,765,315	$84,765,315	—	—
SPECIAL PURPOSE VEHICLE
Financials	2,957,842	—	—	2,957,842
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$5,107,934,417	$5,072,694,787	—	$35,239,630
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	21,325,034	21,325,034	—	—
Energy	2,425,763	2,425,763	—	—
Health Care	12,986,497	12,986,497	—	—
Industrials	13,942,874	13,942,874	—	—
Information Technology	13,123,930	13,123,930	—	—
TOTAL COMMON STOCKS	$63,804,098	$63,804,098	—	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$12,202,612	$12,202,612	—	—
Consumer Staples	1,871,049	1,871,049	—	—
Energy	324,346	324,346	—	—
Financials	1,670,526	1,670,526	—	—
Health Care	6,870,992	6,870,992	—	—
Industrials	8,259,750	8,259,750	—	—
Information Technology	19,485,967	19,485,967	—	—
Materials	307,472	307,472	—	—
Telecommunication Services	240,884	240,884	—	—
TOTAL COMMON STOCKS	$51,233,598	$51,233,598	—	—
CORPORATE BONDS
Information Technology	10,518	—	—	10,518
PREFERRED STOCKS
Information Technology	—	—	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$51,244,116	$51,233,598	—	$10,518

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$983,356	$983,356	—	—
Consumer Staples	204,245	204,245	—	—
Energy	191,854	191,854	—	—
Financials	379,426	379,426	—	—
Health Care	1,205,674	1,205,674	—	—
Industrials	2,043,647	2,043,647	—	—
Information Technology	1,679,567	1,679,567	—	—
Materials	540,476	540,476	—	—
TOTAL COMMON STOCKS	$7,228,245	$7,228,245	—	—
MASTER LIMITED PARTNERSHIP
Financials	145,523	145,523	—	—
REAL ESTATE INVESTMENT TRUST
Financials	179,678	179,678	—	—
Real Estate	212,285	212,285	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$391,963	$391,963	—	—
TOTAL INVESTMENTS IN
SECURITIES	$7,765,731	$7,765,731	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,807,393	$6,807,393	—	—
Consumer Staples	1,237,941	1,237,941	—	—
Energy	2,116,943	2,116,943	—	—
Financials	4,524,491	4,524,491	—	—
Health Care	12,833,278	12,833,278	—	—
Industrials	3,010,346	3,010,346	—	—
Information Technology	23,754,042	23,356,601	357,277	40,164
Materials	809,813	809,813	—	—
TOTAL COMMON STOCKS	$55,094,247	$54,696,806	$357,277	$40,164
MASTER LIMITED PARTNERSHIP
Financials	1,189,332	1,189,332	—	—
PREFERRED STOCKS
Health Care	1,487,401	—	—	1,487,401
Information Technology	185,142	—	—	185,142
TOTAL PREFERRED STOCKS	$1,672,543	—	—	$1,672,543
PURCHASED OPTIONS
Financials	21,880	21,880	—	—
REAL ESTATE INVESTMENT TRUST
Financials	426,799	426,799	—	—
Real Estate	1,165,587	1,165,587	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$1,592,386	$1,592,386	—	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	173,445	—	—	173,445
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
Financials	19,990,600	—	19,990,600	—
TOTAL INVESTMENTS IN
SECURITIES	$79,734,433	$57,500,404	$20,347,877	$1,886,152
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	2,687,745	2,687,745	—	—
Energy	593,394	593,394	—	—
Financials	1,671,363	1,671,363	—	—
Health Care	2,840,713	2,840,713	—	—
Industrials	1,174,984	1,174,984	—	—
Information Technology	4,172,525	4,172,525	—	—
Market Indices	1,336,485	1,336,485	—	—
Materials	289,402	289,402	—	—
Utilities	226,453	226,453	—	—
TOTAL COMMON STOCKS	$14,993,064	$14,993,064	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	600,628	600,628	—	—
TOTAL SECURITIES SOLD SHORT	$15,593,692	$15,593,692	—	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,213,522	$517,286	$3,696,236	—
Consumer Staples	2,517,616	958,900	1,558,716	—
Energy	1,760,623	—	1,760,623	—
Financials	8,912,413	1,651,543	7,260,870	—
Health Care	1,616,345	—	1,616,345	—
Industrials	2,328,964	—	2,328,964	—
Information Technology	9,691,578	2,988,701	6,702,877	—
Materials	4,134,739	754,473	3,380,266	—
Real Estate	710,607	—	710,607	—
Telecommunication Services	864,731	—	864,731	—
Utilities	318,519	—	318,519	—
TOTAL COMMON STOCKS	$37,069,657	$6,870,903	$30,198,754	—
PREFERRED STOCKS
Energy	396,425	—	396,425	—
SPECIAL PURPOSE VEHICLE
Financials	47,107	—	—	47,107
TOTAL INVESTMENTS IN
SECURITIES	$37,513,189	$6,870,903	$30,595,179	$47,107

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2016	$2,664,434
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(546,819)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	2,117,615
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(546,819)

Alger Spectra Fund	Corporate Bonds
Opening balance at November 1, 2016	$838,287
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	838,287
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$–

Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2016	$36,027,817
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(6,701,931)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	29,325,886
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(6,701,931)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Spectra Fund	Vehicle
Opening balance at November 1, 2016	$2,821,272
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	136,570
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	2,957,842
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$136,570

Alger Spectra Fund	Warrants
Opening balance at November 1, 2016	$821,521
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(821,521)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(821,521)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2016	$50,536
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(10,372)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	40,164
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(10,372)

Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2016	$706,240
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	966,303
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	1,672,543
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$966,303

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Dynamic Opportunities Fund	Vehicle
Opening balance at November 1, 2016	$165,437
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	8,008
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	173,445
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$8,008

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Emerging Markets Fund	Vehicle
Opening balance at November 1, 2016	$44,932
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	2,175
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	47,107
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$2,175

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Common Stocks
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$—

Alger Responsible Investing Fund	Corporate Bonds
Opening balance at November 1, 2016	$10,518
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	10,518
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$–

Alger Responsible Investing Fund	Preferred Stocks
Opening balance at November 1, 2016	$41,193
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(41,193)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(41,193)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Warrants
Opening balance at November 1, 2016	$10,308
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(10,308)
Purchases and sale	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(10,308)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted
	January 31, 2017	Methodology	Input	Range	Average
Alger Spectra Fund
Common	$2,117,615	Income	Revenue Multiple	9x-17x	N/A
Stocks		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred	5,541,897	Market	Scenario Probability	80-100%	N/A
Stocks		Approach	Time to Exit	1.0-2.5 Years	N/A
			Volatility	67.8%	N/A
Preferred	20,444,299	Income	Revenue Multiple	9x-17x	N/A
Stocks		Approach	Discount Rate	20-40%	28.88%
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Corporate	15,285	Income	Discount Rate	40%	N/A
Bonds		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Special	2,715,111	Market	Revenue Multiple	3.0x-4.2x	N/A
Purpose		Approach
Vehicle
Alger Responsible Investing Fund

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Common	$1,158	Income	Discount Rate	40%	N/A
Stocks		Approach
Preferred	0	Income	Discount Rate	40%	N/A
Stocks		Approach
Corporate	10,518	Income	Discount Rate	40%	N/A
Bonds		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Alger Dynamic Opportunities Fund
Common	$40,164	Income	Revenue Multiple	9x-17x	N/A
Stocks		Approach	Discount Rate	20-40%	N/A
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred	168,415	Market	Scenario Probability	80-100%	N/A
Stocks		Approach	Time to Exit	1.0-2.5 Years	N/A
			Volatility	67.8%	N/A
Preferred	1,504,128	Income	Revenue Multiple	9x-17x	N/A
Stocks		Approach	Discount Rate	20-40%	23.25
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
		Income	Probability of	0%	N/A
		Approach	Success
Rights	0	Market	Revenue Multiple	3.0x-4.2x	N/A
		Approach
Special	173,446	Market	Revenue Multiple	3.0x-4.2x	N/A
Purpose		Approach
Vehicle
Alger Emerging Markets Fund
Common	$47,107	Market	Revenue Multiple	3.0x-4.2x	N/A
Stocks		Approach

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2017 there were no transfers of securities between Level 1, Level 2 and
Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2017, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$87,291,423	—	$87,291,423	—
Alger Dynamic Opportunities Fund	6,757,310	—	6,757,310	—
Alger Emerging Markets Fund	1,080,565	—	1,080,565	—
Alger Mid Cap Focus Fund	928,501	—	928,501	—
Alger Responsible Investing Fund	171,792	—	171,792	—
Total	$96,229,591	—	$96,229,591	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2017, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	ASSET DERIVATIVES 2017		LIABILITY DERIVATIVES 2017
Alger Dynamic Opportunities Fund
Derivatives not accounted	Balance Sheet		Balance Sheet
for as hedging instruments	Location	Fair Value	Location	Fair Value
	Investments in		-	$–
Purchased Call Options	Securities, at value	$21,880
Total		$21,880		$-

For the three months ended January 31, 2017, Alger Dynamic Opportunities Fund had option purchases of $80,439. The effect of derivative instruments on the accompanying
Statement of Operations for the three months ended January 31, 2017, is as follows

NET REALIZED LOSS ON INVESTMENTS AND OPTIONS
Alger Dynamic Opportunities Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(151,475)
Total	$(151,475)
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS, OPTIONS
Alger Dynamic Opportunities Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$56,023
Written Options	—
Total	$56,023

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or affiliates owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2017. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at					Value at
	October 31,			Shares at	Dividend	January 31,
Security	2016	Additions	Reductions	January 31, 2017	Income	2017
Alger Spectra Fund
Common Stocks
Choicestream Inc.*	178,292	—	—	178,292	—	$0
Preferred Stocks
Choicestream, Inc.	5,303,067	—	—	5,303,067	—	0
Class A & Class B*
Prosetta Biosciences,	2,912,012	—	—	2,912,012	—	9,842,601
Inc.*
Corporate Bonds
Choicestream, Inc.,	838,287	—	—	838,287	—	838,287
11.0%, 08/05/18
Warrants

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Choicestream, Inc.,	838,287	—	—	838,287	—	0
6/22/26

Alger Responsible Investing Fund
Common Stocks
Choicestream Inc.*	3,619	—	—	3,619	—	0
Preferred Stocks
Choicestream, Inc.	101,034	—	—	101,034	—	0
Class A & Class B*
Corporate Bonds
Choicestream, Inc.,	10,518	—	—	10,518	—	10,518
11.0%, 08/05/18
Warrants
Choicestream, Inc.,	10,518	—	—	10,518	—	0
6/22/26

Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences,	41,418	—	—	41,418	—	139,993
Inc.*
Tolero Pharmaceuticals,	106,120	—	—	106,120	—	1,178,993
Inc.*

* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By /s/Hal Liebes

Hal Liebes

President

Date: March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 27, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 27, 2017